Note 13 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
Note 13.  Recent Accounting Pronouncements

In May 2011, The Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” The amendments in this ASU generally represent clarification of Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). The amendments are effective for interim and annual periods beginning after December 15, 2011 and are to be applied prospectively. Early application is not permitted. Avalon does not expect the adoption of ASU No. 2011-04 will have a material impact on its consolidated financial statements.